Concentration of Credit Risks (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Concentration of Credit Risks (Textual)
Percentage of concentration risk	10.00%	10.00%	10.00%
Cash and cash equivalents	$ 1,255,551	$ 4,496,588	$ 6,732,601	$ 8,088,049	$ 116,132